Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Account receivable	¥ 132,849		¥ 225,917
Less: Allowance for credit losses	(46,756)		(22,281)
Total	¥ 86,093	$ 12,126	¥ 203,636